1A. NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2014
A. Nature Of Operations
NATURE OF OPERATIONS	Zoom Telephonics, Inc. (the "Company") designs, produces, and markets broadband and dial-up modems and other communication-related products.